CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 3,108	$ 3,320	$ (4,529)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	$ 1,503	1,967	$ 1,719
Impairment of goodwill and intangible assets		2,439
Loss (gain) on sale of property and equipment	$ 18	(28)	$ 30
Decrease (increase) in accrued interest and exchange differences on short-term and long-term bank deposits and long-term loans	(218)	(673)	317
Stock based compensation	243	373	513
Decrease (increase) in trade receivables, net	6,261	(9,936)	5,819
Decrease (increase) in unbilled accounts receivable	(1,570)	(1,928)	58
Decrease (increase) in other accounts receivable and prepaid expenses	(151)	235	375
Decrease (increase) in inventories	(635)	(88)	246
Increase in deferred income taxes	(51)	(943)	(144)
Decrease (increase) in long-term trade receivables	(387)	416	420
Increase (decrease) in trade payables	(2,934)	2,666	(3,045)
Increase (decrease) in other accounts payable and accrued expenses	(483)	3,065	(1,518)
Increase (decrease) in customer advances	1,385	(2,740)	(3,054)
Accrued severance pay, net	(631)	145	203
Net cash provided by (used in) operating activities	5,458	(1,710)	(2,590)
Cash flows from investing activities:
Investment in short-term deposits	(592)	(27,291)	(25,697)
Proceeds from sale of short-term bank deposits	5,777	25,371	21,264
Release of long-term bank deposits and restricted deposit	1,985	2,822	2,251
Proceeds from sale of property and equipment	104	81	22
Purchase of property and equipment	(876)	(737)	(1,203)
Investment in know-how and patents	$ (1)	(14)	$ (4)
Payments for business acquisition of a Fiber Company, net of cash acquired (1)		$ (3,875)
Payments for business acquisition of CyberSeal, net of cash acquired (2)			$ (2,393)
Net cash provided by (used in) investing activities	$ 6,397	$ (3,643)	$ (5,760)
Cash flows from financing activities:
Short-term bank credit, net	(2,573)	(2,795)
Principal payment of long-term bank loans	$ (1,899)	$ (502)	$ (157)
Proceeds from long-term bank debt			2,500
Proceeds from issuance of shares upon exercise of options to employees	$ 504	$ 464	189
Issue of shares to non-controlling interests		50	51
Net cash provided by (used in) financing activities	$ (3,968)	(2,783)	2,583
Effect of exchange rate changes on cash and cash equivalents	(2,170)	(2,497)	1,218
Increase (decrease) in cash and cash equivalents	5,717	(10,633)	(4,549)
Cash and cash equivalents at the beginning of the year	21,602	32,235	36,784
Cash and cash equivalents at the end of the year	27,319	21,602	32,235
Cash paid during the year for:
Interest	116	166	182
Income taxes	$ 753	$ 516	499
Non-cash activities:
Warrants issued upon the acquisition of CyberSeal			$ 1,500